Intangible assets	12 Months Ended
Mar. 31, 2019
Disclosure Of Intangible Assets And Goodwill Explanatory [Abstract]
Disclosure of intangible assets and goodwill [text block]
6.	Intangible assets

Intangible assets comprise the following:

	March 31, 2019	March 31, 2018	March 31, 2017
Goodwill	14,595	14,595	14,595
Other intangible assets	561,924	567,917	544,507
	576,519	582,512	559,102

(i)	Goodwill

The following table presents the changes in goodwill during the years ended March 31, 2019 and 2018

	March 31, 2019	March 31, 2018
Balance at the beginning of the year	14,595	14,595
Effect of movement in exchange rates	-	-
Impairment loss recognized during the year	-	-
Net carrying amount of goodwill	14,595	14,595

The amount of goodwill as at March 31, 2019 and March 31, 2018 has been allocated to the Applications Integration Services segment.

(ii)	Other intangibles

The following table presents the changes in intangible assets during the years ended March 31, 2019, 2018 and 2017.

	Bandwidth Capacity	Software	License fees	Total
(A) Cost
Balance as at March 31, 2016	642,391	619,848	73,000	1,335,239
Acquisitions during the year	-	72,050	-	72,050
Disposals during the year	-	-	-	-
Balance as at March 31, 2017	642,391	691,898	73,000	1,407,289
Acquisitions during the year	-	163,505	-	163,505
Disposals during the year	-	-	-	-
Balance as at March 31, 2018	6,42,391	855,403	73,000	1,570,794
Acquisitions during the year	41,943	131,481	-	173,424
Disposals during the year	-	-	-	-
Balance as at March 31, 2019	684,334	986,884	73,000	1,744,218

(B) Amortization
Balance as at March 31, 2016	190,998	527,484	25,706	744,188
Amortization for the year	56,396	59,548	2,650	118,594
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2017	247,394	587,032	28,356	862,782
Amortization for the year	56,895	80,550	2,650	140,095
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2018	304,289	667,582	31,006	1,002,877
Amortization for the year	63,055	113,837	2,525	179,417
Impairment loss on intangibles	-	-	-	-
Balance as at March 31, 2019	367,344	781,419	33,531	1,182,294

(C) Carrying amounts
As at March 31, 2017	394,997	104,866	44,644	544,507
As at March 31, 2018	338,102	187,821	41,994	567,917
As at March 31, 2019	316,990	205,465	39,469	561,924

Intangible assets that were fully impaired / amortised were removed from the block.

Capital commitments
The Company had not committed to spend any amount under agreements to purchase intangible assets during the year ending March 31, 2019 and 2018.

Capitalized borrowing costs
The Company had not capitalized any interest cost during years ended March 31, 2019 and 2018.